FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,613,914	$ 6,863,862
Financial liabilities, at fair value	6,114,417	7,641,425
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,034,023	1,188,917
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	296,183	39,586
Financial liabilities, at fair value	296,183	39,586
Hedging assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	13,599	30,714
Financial assets, at fair value	13,599	30,714
Receivables due from related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	5,559	6,274
Financial assets, at fair value	5,559	6,274
Other Financial Assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	2,791	2
Financial assets, at fair value	2,791	2
Financial liabilities at fair value through profit or loss [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	133	74
Financial liabilities, at fair value	133	74
Financial liabilities at amortized cost [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	6,317,598	6,824,202
Financial liabilities, at fair value	6,114,417	7,641,425
Financial liabilities at amortized cost [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	3,392,010	3,519,027
Financial liabilities, at fair value	3,161,062	3,970,081
Financial liabilities at amortized cost [member] | Bonds Issued [Member] | UF [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,034,023	1,188,917
Financial liabilities, at fair value	1,024,721	1,458,106
Financial liabilities at amortized cost [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	454,652	741,669
Financial liabilities, at fair value	463,308	770,551
Financial liabilities at amortized cost [member] | Bank Loans In Other Currencies [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	537,304	532,591
Financial liabilities, at fair value	565,717	600,689
Financial liabilities at amortized cost [member] | Lease Liablities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	163,304	211,755
Financial liabilities, at fair value	163,304	211,755
Financial liabilities at amortized cost [member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	733,728	626,504
Financial liabilities, at fair value	733,728	626,504
Financial liabilities at amortized cost [member] | Payables to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	2,577	3,739
Financial liabilities, at fair value	2,577	3,739
Financial assets at amortised cost, class [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	1,783,643	1,625,235
Financial assets, at fair value	1,783,643	1,625,235
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	230,068	199,771
Financial assets, at fair value	230,068	199,771
Financial assets at fair value through profit or loss, category [member] | Mutual funds investment [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	230,068	199,742
Financial assets, at fair value	230,068	199,742
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	0	29
Financial assets, at fair value	0	29
Loans and Accounts Receivables [member] | Time deposits [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	251,956	507,519
Financial assets, at fair value	251,956	507,519
Loans and Accounts Receivables [member] | Cash [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	529,076	357,453
Financial assets, at fair value	529,076	357,453
Loans and Accounts Receivables [member] | Cash and cash equivalents, Category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	781,032	864,972
Financial assets, at fair value	781,032	864,972
Accounts Receivable (net) [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	994,261	753,987
Financial assets, at fair value	994,261	753,987
Accounts Receivable (net) [member] | Advance Payments [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	86,377	32,102
Financial assets, at fair value	86,377	32,102
Accounts Receivable (net) [member] | Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	829,097	647,719
Financial assets, at fair value	829,097	647,719
Accounts Receivable (net) [member] | Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	27	147
Financial assets, at fair value	27	147
Accounts Receivable (net) [member] | Several Debtors [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	32,542	18,694
Financial assets, at fair value	32,542	18,694
Accounts Receivable (net) [member] | Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	46,218	55,325
Financial assets, at fair value	$ 46,218	$ 55,325